Document and Entity Information	6 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--06-30
Entity Registrant Name	ioneer Ltd
Entity Central Index Key	0001896084